Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activities	2018	2019
Consolidated principal subsidiaries:
Nam Tai Group Limited (“NTG”) (1)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”) (2)	Hong Kong	In liquidation	—	—
Inno Consultant Company Limited (“ICCL”) (3)	Hong Kong	Management consultant	100%	100%
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding and development	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Technology Park development and management	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Property lease	100%	100%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd. (“NTTP”) (4)	PRC	Operations management	100%	100%
Triumph Commitment Group Limited (“TCOG”) (5)	BVI	Investment holding	—	100%
Treasure Champion Group Limited (“TCHG”) (6)	BVI	Investment holding	—	100%
Shanghai Nam Tai Business Incubator Co., Ltd. (“SHCY”) (7)	PRC	Business and consultant services (13)	—	100%
Triumph Commitment (Hong Kong) Limited (“TCHK”) (8)	Hong Kong	Investment holding	—	100%
Wider Trade (Hong Kong) Limited (“WTHK”) (9)	Hong Kong	Investment holding	—	100%
Shenzhen Kaicheng Architecture and Decoration Co., Ltd. (“SZKC”) (10)	PRC	Property decoration services (13)	—	100%
Shenzhen Yuanmao Materials Co., Ltd. (“SZYM”) (11)	PRC	Sales of construction materials (13)	—	100%
Nam Tai (Shenzhen) Consulting Co., Ltd. (“NTZX”) (12)	PRC	Business and management services (13)	—	100%

Notes:

(1)	The company was formerly named Nam Tai Electronic & Electrical Products Limited and changed its name to Nam Tai Group Limited in January 2020.
(2)	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.
(3)	ICCL was incorporated by NTISZ in 2017.
(4)	NTTP was incorporated by NTISZ in 2018.
(5)	TCOG was incorporated by NTG in 2019.
(6)	TCHG was incorporated by NTG in 2019.
(7)	SHCY was incorporated by NTISZ in 2019.
(8)	TCHK was incorporated by TCOG in 2019
(9)	WTHK was incorporated by TCOG in 2019
(10)	SZKC was incorporated by TCHK in 2019.
(11)	SZYM was incorporated by WTHK in 2019.
(12)	NTZX was incorporated by TCHG in 2019.
(13)	Business has not commenced yet as of December 31, 2019.